SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Schedule of Other Current Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Governmental authorities	$ 6,184	$ 3,785
Prepaid expenses	3,784	4,765
Deferred charges	3,817	2,316
Employees	90	96
Grants receivable	276	1,540
Advance payments to suppliers	1,824	2,875
Deferred taxes	64	68
Other	978	778
Other current assets	$ 17,017	$ 16,223